Employee benefits (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 16,382	$ 11,246
Current	907	719
Non-current	15,475	10,527
Health Care Plan Saude Petrobras AMS [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	9,662	5,813
Petros Pension Plan - Renegotiated (PPSP-R) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	4,221	3,606
Petros Pension Plan - Non-renegotiated (PPSP-NR) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	1,338	1,041
Petros Pension Plan Renegotiated Pre 70 P P S P R Pre 70 [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	519	284
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	461	339
Petros 2 Pension Plan (PP-2) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 181	$ 163